Derivative Instruments and Hedging Activities (Effects of Derivative Instruments on Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (26,476)	¥ 10,174	¥ (12,558)
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(3,192)	(1,544)	(935)
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(8,198)	2,013	(5,365)
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(7,437)	21,370	12,339
Not designated as hedging instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(7,649)	(11,665)	(18,597)
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(1,835)	(52)	1,936
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(1,835)	(52)	1,967
Fair Value Hedging | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative			(31)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	2,315	(2,295)	6,715
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(1,093)	1,111	(5,583)
Cash Flow Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	2,315	(2,295)	6,715
Cash Flow Hedging | Foreign exchange contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	¥ (1,093)	¥ 1,111	¥ (5,583)